RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Standards Update and Change in Accounting Principle [Abstract]
Accounting Standards Update and Change in Accounting Principle
The impact of adopting ASC 326 was as follows:

	January 1, 2020
(dollars in thousands)	As Reported under ASC 326	Pre-ASC 326	Impact of ASC 326 Adoption
Assets
Loans
Commercial and industrial	$28,485	$18,584	$9,901
Lease financing	1,089	971	118
Construction real estate	13,960	2,381	11,579
Commercial real estate	47,697	23,579	24,118
Residential real estate	10,789	5,299	5,490
Home equity	13,217	4,787	8,430
Installment	1,193	392	801
Credit card	2,725	1,657	1,068
Allowance for credit losses on loans	$119,155	$57,650	$61,505

Liabilities
Deferred tax liability	$16,252	$33,030	$(16,778)
Allowance for credit losses on OBS credit exposures	12,740	585	12,155